Other Accrued Expenses - Schedule of Other Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll and related	$ 218	$ 145
Accrued secondary offering costs		150
Delaware franchise tax	160
Other	117	97
Total other accrued expenses	$ 495	$ 392